Acquisition	12 Months Ended
Sep. 30, 2023
Acquisition [Abstract]
ACQUISITION

3. ACQUISITION

Acquisition of Changzhou Sixun

On January 25, 2023, the Company completed the acquisition of Changzhou Sixun through an equity transfer agreement with certain “non-U.S. persons” (“the Sellers”) as defined in Regulation S of the Securities Act of 1933, as amended, for the transfer of 100% of the equity interests in and all assets in Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”) to Jiangsu New Energy, for RMB59,400,000, of which (i) RMB5,000,000 was to be paid in cash and (ii) the remaining RMB54,400,000 ($8,080,448) will be paid by issuing additional ordinary shares of the Company. In this acquisition, Changzhou Sixun was set as a target company to hold 60% of the equity of Changzhou Higgs Intelligent Technologies Co., Ltd. (“Changzhou Higgs”).

The Company engaged an independent valuation firm to assist management in valuing assets acquired, liabilities assumed and intangible assets identified as of the acquisition day.

The transaction constitutes a business combination for accounting purposes and is accounted for using the acquisition method under ASC 805. The Company is deemed to be the accounting acquirer. The identifiable intangible assets acquired upon acquisition was patents and software copyright, which has an estimated useful life of five years. All other current assets and current liabilities carrying value approximated fair value at the time of acquisition. The fair value of the intangible assets identified was determined by adopting the income approach, specifically the Discounted Cash Flow (“DCF”) method.

The allocation of the purchase price as of the acquisition date was as follows, in which the amount was translated using exchange rate on acquisition date:

Amount
Cash and cash equivalents	$141,891
Accounts receivable	76,372
Notes receivable	44,183
Advance to suppliers	154,230
Prepaid expenses and other current assets, net	1,726
Inventories, net	434,110
Fixed assets	48,754
Intangible assets - patents	2,529,954
Intangible assets – software copyright	659,988
Total assets (a)	4,091,208

Advances from customers	22,647
Accounts payable	30,361
Accrued expenses and other payables	164,012
Total liabilities (b)	217,020

Total net identifiable asset acquired (c=a-b)	3,874,188
Non-controlling interest on Changzhou Higgs (d)	273,698
Total consideration (e)	8,748,288
Goodwill as of acquisition date (e+d-c)	5,147,798
Goodwill impairment*	(1,792,392)
Foreign currency translation adjustment	(297,463)
Goodwill as of September 30, 2023	$3,057,943

*	The Company conducted qualitative assessment on the goodwill and decided that impairment indicators implied that it was likely that the FV of the cash generation unit (“CGU”) is less than the carrying amount. Thus, the Company involved an independent third-party valuation specialist to conduct impairment testing on the CGU. The Company recognized $1,792,392 impairment loss of goodwill related to the acquisition of Changzhou Sixun for the year ended September 30, 2023, which was recognized in the consolidated statements of operations. As of September 30, 2023, the carrying amount of goodwill was $3,057,943.

Prior to the acquisition, Changzhou Sixun did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statement of Changzhou Sixun for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance and a comparison of Changzhou Sixun’s and the Company’s financial performance for the fiscal year prior to the acquisition, the Company did not consider Changzhou Sixun to be material to the Company based on the significance testing. Thus, the Company’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Company for the business combination is impractical.